Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,497,000
Previously Paid Amount	0.00
Total Fee Amount	206.74
Total Offset Amount	0.00
Net Fee	206.74
Narrative - Max Aggregate Offering Price	$ 1,497,000
Final Prospectus	true